Note 6 - Commitments and Contingencies (Details Textual) $ in Thousands	Mar. 31, 2021 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 108,700
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	59,400
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	34,200
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	13,400
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Four	1,700
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Pending Litigation [Member] | Alterwall Business Inc. [Member]
Restricted Cash and Investments, Total	530
Estimated Litigation Liability	$ 150